Cover	Apr. 13, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2020
Entity File Number	001-12215
Entity Registrant Name	Quest Diagnostics Incorporated
Entity Central Index Key	0001022079
Entity Tax Identification Number	16-1387862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Plaza Drive
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	(973)
Local Phone Number	520-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false